Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.74%
Alabama: 3.63%
Education revenue: 0.37%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$1,003,112
University of West Alabama (AGM Insured)	4.00	1-1-2033	595,000	597,670
University of West Alabama (AGM Insured)	4.00	1-1-2035	865,000	866,947
University of West Alabama (AGM Insured)	4.00	1-1-2037	920,000	912,253
				3,379,982
Utilities revenue: 3.26%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,069,445
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	5,000,000	5,280,829
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,139,215
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,176,090
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	3,000,000	3,143,435
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	991,223
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,262,074
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,255,196
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,500,000	2,603,776
				29,921,283
				33,301,265
Arizona: 1.29%
Education revenue: 0.39%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	324,405
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	330,925
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	299,061
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	327,056
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	230,209
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	208,868
Pima County Community College District	5.00	7-1-2035	600,000	627,978
Pima County Community College District	5.00	7-1-2036	500,000	521,877
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	730,000	716,226
				3,586,605
GO revenue: 0.06%
Estrella Mountain Ranch Community Facilities District (AGM Insured)	5.00	7-15-2025	585,000	587,699
Health revenue: 0.08%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	368,773
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	382,323
				751,096
Miscellaneous revenue: 0.54%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	5,000,000	4,910,358
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.22%
Coconino County Pollution Control Corp. Nevada Power Co. Series Bøø	3.75%	3-1-2039	$2,000,000	$1,999,017
				11,834,775
Arkansas: 0.25%
Miscellaneous revenue: 0.25%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	501,188
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	995,822
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	846,312
				2,343,322
California: 4.83%
GO revenue: 1.19%
Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,549,024
Compton Community College District Series C CAB¤	0.00	8-1-2031	2,400,000	1,931,330
Patterson Joint Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2033	3,000,000	2,209,789
State of California	4.00	8-1-2038	1,000,000	994,725
Sylvan Union School District CAB (AGM Insured)¤	0.00	8-1-2031	2,590,000	2,076,458
Sylvan Union School District CAB (AGM Insured)¤	0.00	8-1-2032	2,800,000	2,153,660
				10,914,986
Housing revenue: 0.14%
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.40	12-1-2027	400,000	400,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	868,189	868,367
				1,268,367
Transportation revenue: 1.45%
Bay Area Toll Authority Series A (Barclays Bank plc LOC)ø	3.20	4-1-2055	3,500,000	3,500,000
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.12	4-1-2036	9,810,000	9,853,690
				13,353,690
Utilities revenue: 2.05%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	4,000,000	4,186,878
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,499,132
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	859,422
Central Valley Energy Authorityøø	5.00	12-1-2055	3,000,000	3,246,635
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,247,042
M-S-R Energy Authority Series B	7.00	11-1-2034	2,035,000	2,451,883
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,614,570
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	1,500,000	1,673,415
				18,778,977
				44,316,020
See accompanying notes to portfolio of investments
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 1.59%
Airport revenue: 0.36%
City & County of Denver Airport System Revenue Series C	5.25%	11-15-2039	$1,295,000	$1,417,651
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	730,522
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	618,042
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	538,980
				3,305,195
GO revenue: 0.25%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,291,598
Tax revenue: 0.28%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	922,882
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	628,462
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,055,336
				2,606,680
Utilities revenue: 0.64%
Public Authority for Colorado Energy	6.50	11-15-2038	5,000,000	5,880,494
Water & sewer revenue: 0.06%
Central Weld County Water District (AGM Insured)	4.00	12-1-2033	500,000	513,003
				14,596,970
Connecticut: 1.64%
Education revenue: 0.11%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2029	480,000	484,748
Connecticut State HEFA Yale University Series Aø	3.25	7-1-2042	500,000	500,000
				984,748
GO revenue: 0.52%
City of Bridgeport Series A	5.00	6-1-2031	1,855,000	2,001,355
State of Connecticut Series F	5.00	11-15-2032	300,000	302,464
Town of Hamden (AGM Insured)	5.00	8-15-2033	1,100,000	1,218,892
Town of Hamden Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,263,009
				4,785,720
Health revenue: 0.54%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	991,550
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	1,936,002
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D%%	4.25	10-1-2030	2,045,000	2,048,458
				4,976,010
Housing revenue: 0.26%
Connecticut HFA Series E-3 (State Street Bank & Trust Co. SPA)ø	2.85	11-15-2050	1,000,000	1,000,000
Connecticut State HEFA Sacred Heart University, Inc. Series K	4.00	7-1-2045	1,500,000	1,360,003
				2,360,003
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.21%
State of Connecticut Special Tax Revenue Series A	4.00%	9-1-2036	$1,000,000	$983,822
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2030	1,000,000	1,005,185
				1,989,007
				15,095,488
District of Columbia: 0.48%
Miscellaneous revenue: 0.08%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	758,152
Tax revenue: 0.26%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	732,758
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	657,065
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,006,458
				2,396,281
Transportation revenue: 0.14%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,306,004
				4,460,437
Florida: 7.96%
Airport revenue: 0.76%
County of Miami-Dade Aviation Revenue	5.00	10-1-2041	2,000,000	2,018,464
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,624,134
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,200,000	1,165,023
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,156,306
				6,963,927
Education revenue: 0.10%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2044	1,000,000	969,279
Health revenue: 1.52%
Lee County IDA Health System, Inc. Obligated Group Series 2019A-1	5.00	4-1-2036	4,500,000	4,671,000
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,240,035
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	1,500,000	1,501,693
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2031	500,000	514,751
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2033	1,645,000	1,686,525
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,500,000	1,370,731
				13,984,735
Miscellaneous revenue: 2.41%
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,072,303
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2033	4,500,000	4,650,969
See accompanying notes to portfolio of investments
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00%	11-1-2034	$600,000	$619,165
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2042	500,000	536,977
Duval County Public Schools Series A COP (AGM Insured)	5.00	7-1-2035	2,000,000	2,131,908
Duval County Public Schools Series B COP	5.00	7-1-2028	2,500,000	2,512,074
Duval County Public Schools Series B COP	5.00	7-1-2029	5,000,000	5,023,769
Monroe County School District Series A COP	5.00	6-1-2034	1,500,000	1,545,778
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,029,045
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.85	5-1-2038	1,000,000	1,023,619
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.20	5-1-2039	1,000,000	972,070
				22,117,677
Tax revenue: 0.34%
Polk County School District	5.00	10-1-2033	2,915,000	3,096,794
Transportation revenue: 0.38%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	390,554
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	415,434
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	621,080
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	541,454
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,505,231
				3,473,753
Utilities revenue: 0.18%
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2035	500,000	538,923
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2037	1,040,000	1,111,542
				1,650,465
Water & sewer revenue: 2.27%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2031	500,000	533,196
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,009,822
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,352,528
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	920,136
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,115,241
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	429,773
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	219,175
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	866,783
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	971,461
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00%	10-1-2035	$750,000	$806,437
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,599,076
				20,823,628
				73,080,258
Georgia: 3.56%
Education revenue: 0.10%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2039	940,000	897,996
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	494,751
Tax revenue: 0.11%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,000,000	997,653
Utilities revenue: 3.30%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,106,014
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,202,646
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,711,756
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,221,693
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	3,000,000	3,183,544
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,235,000	2,381,322
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,497,057
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,140,953
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	5,000,000	5,290,486
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,480,068
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2032	525,000	549,789
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	969,668
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2035	600,000	624,087
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	968,135
				30,327,218
				32,717,618
Guam: 0.15%
Miscellaneous revenue: 0.15%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,387,842
See accompanying notes to portfolio of investments
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.12%
Airport revenue: 0.12%
State of Hawaii Harbor System Revenue Series C	4.00%	7-1-2036	$500,000	$503,321
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	600,144
				1,103,465
Illinois: 13.51%
Airport revenue: 1.46%
Chicago Midway International Airport Series B	4.00	1-1-2035	2,860,000	2,858,510
Chicago Midway International Airport Series B	5.00	1-1-2046	2,000,000	2,007,517
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,298,883
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,842,720
Chicago O’Hare International Airport Series A	4.00	1-1-2038	1,000,000	1,006,313
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,985,000	2,810,169
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,604,245
				13,428,357
Education revenue: 0.79%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	417,437
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	964,540
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	770,264
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,558,059
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2026	450,000	461,782
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	424,032
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	720,436
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2029	400,000	407,186
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	534,976
				7,258,712
GO revenue: 3.95%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,326,055
Chicago Board of Education Series A	5.00	12-1-2042	1,975,000	1,886,296
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,103,712
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	4,855,972
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,606,474
City of Chicago Series A	5.00	1-1-2039	1,000,000	1,011,363
City of Chicago Series A	5.25	1-1-2045	3,000,000	3,072,520
City of Chicago Series A	5.50	1-1-2039	4,750,000	5,033,699
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,053,046
County of Cook	5.00	11-15-2034	1,300,000	1,332,089
County of Cook Series A	5.00	11-15-2029	1,000,000	1,029,795
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	447,627
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Sangamon (BAM Insured)	4.00%	12-15-2040	$300,000	$287,346
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2033	600,000	658,779
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2038	1,635,000	1,764,801
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	671,506
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	415,770
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	467,006
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	517,273
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2029	525,000	531,401
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2030	600,000	607,275
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2031	625,000	631,145
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2033	500,000	501,375
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2036	570,000	561,300
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2037	525,000	513,243
State of Illinois Series A	5.00	3-1-2033	1,000,000	1,073,012
Stephenson County School District No. 145 Freeport Series A (AGM Insured)	5.00	2-1-2033	285,000	300,914
				36,260,794
Health revenue: 0.24%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00	8-15-2034	1,000,000	1,028,317
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	603,000
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	539,222
				2,170,539
Housing revenue: 2.78%
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.10	10-1-2039	2,115,000	2,073,329
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,026,384
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	10,000,000	8,561,914
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	12,800,000	10,309,398
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	1,000,657
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,610,135
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	953,554
				25,535,371
See accompanying notes to portfolio of investments
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.35%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.20%)±	4.24%	11-1-2034	$1,430,000	$1,429,129
Illinois Finance Authority Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington	4.00	12-1-2039	1,855,000	1,801,673
				3,230,802
Tax revenue: 2.94%
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,151,106
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,159,922
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,248,630
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,731,059
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	2,500,000	2,516,866
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2030	4,000,000	4,027,495
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	3,000,000	3,020,750
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,210,906
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	4,944,477
				27,011,211
Transportation revenue: 0.56%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	4,000,000	3,685,812
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,439,337
				5,125,149
Water & sewer revenue: 0.44%
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2033	2,000,000	2,079,371
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	2,000,000	1,904,041
				3,983,412
				124,004,347
Indiana: 1.10%
Health revenue: 0.38%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,436,660
Housing revenue: 0.32%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.25	2-1-2028	2,000,000	2,013,372
North West Hendricks Multi-Building Corp. North West Hendricks School Corp.	4.00	7-15-2031	900,000	918,673
				2,932,045
Industrial development revenue: 0.29%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,925,000	2,678,172
Utilities revenue: 0.11%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	1,020,831
				10,067,708
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 1.58%
GO revenue: 0.82%
College Community School District Series A	4.00%	6-1-2042	$7,885,000	$7,530,557
Housing revenue: 0.26%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,365,385
Tax revenue: 0.17%
Pleasant Valley Community School District Infrastructure Sales Service & Use Tax (AGM Insured)	4.00	7-1-2043	1,645,000	1,531,160
Utilities revenue: 0.33%
PEFA, Inc.øø	5.00	9-1-2049	3,000,000	3,054,589
				14,481,691
Kansas: 0.15%
Tax revenue: 0.15%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,600,000	1,359,294
Kentucky: 0.50%
Education revenue: 0.17%
Kentucky Bond Development Corp. Centre College	4.00	6-1-2030	170,000	172,506
Kentucky Bond Development Corp. Centre College	4.00	6-1-2031	260,000	261,230
Kentucky Bond Development Corp. Centre College	4.00	6-1-2032	230,000	231,172
Kentucky Bond Development Corp. Centre College	4.00	6-1-2033	180,000	180,451
Kentucky Bond Development Corp. Centre College	4.00	6-1-2035	460,000	457,585
Kentucky Bond Development Corp. Centre College	4.00	6-1-2036	235,000	232,079
				1,535,023
Health revenue: 0.07%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	644,505
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2033	1,235,000	1,245,407
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,162,733
				4,587,668
Louisiana: 2.46%
Airport revenue: 0.31%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2035	2,000,000	2,075,987
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2033	750,000	767,335
				2,843,322
See accompanying notes to portfolio of investments
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.66%
Louisiana PFA Loyola University New Orleans CAB	5.00%	10-1-2027	$3,380,000	$3,490,231
Louisiana PFA Loyola University New Orleans CAB	5.00	10-1-2028	2,500,000	2,605,837
				6,096,068
Miscellaneous revenue: 0.20%
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	880,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	510,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	425,000
				1,815,000
Tax revenue: 0.23%
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,042,410
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,038,746
				2,081,156
Transportation revenue: 0.33%
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2031	1,000,000	1,010,903
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2032	1,000,000	1,010,497
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2033	1,000,000	1,010,034
				3,031,434
Water & sewer revenue: 0.73%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,066,444
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	738,730
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	636,736
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2035	400,000	403,986
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2036	325,000	327,506
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2037	335,000	335,600
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	510,875
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	611,438
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2032	1,655,000	1,682,553
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2039	425,000	411,113
				6,724,981
				22,591,961
Maine: 0.90%
Education revenue: 0.57%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2029	1,015,000	1,047,691
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2030	1,200,000	1,236,868
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00%	7-1-2032	$1,415,000	$1,455,908
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,527,231
				5,267,698
Health revenue: 0.33%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2036	800,000	803,031
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2037	1,150,000	1,151,061
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2035	1,000,000	1,064,085
				3,018,177
				8,285,875
Maryland: 1.01%
Education revenue: 0.45%
City of Westminster McDaniel College, Inc.	5.00	11-1-2026	2,450,000	2,498,798
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	315,000	315,133
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	446,025
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	418,149
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	453,922
				4,132,027
GO revenue: 0.32%
County of Baltimore	4.00	3-1-2042	3,000,000	2,909,999
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	919,368
Tax revenue: 0.14%
County of Howard Downtown Columbia Development District Series A144A	4.00	2-15-2028	360,000	360,287
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	959,834
				1,320,121
				9,281,515
Massachusetts: 0.23%
Health revenue: 0.23%
Massachusetts Development Finance Agency GingerCare Living, Inc. Obligated Group Series 2024B-1144A	4.75	12-1-2029	1,000,000	1,000,955
See accompanying notes to portfolio of investments
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00%	10-1-2033	$525,000	$556,582
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2034	500,000	525,571
				2,083,108
Michigan: 1.38%
Airport revenue: 0.16%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	827,465
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	618,696
				1,446,161
Education revenue: 0.14%
Flint International Academy	5.50	10-1-2027	1,250,000	1,250,354
GO revenue: 0.39%
County of Kent	5.00	6-1-2030	1,040,000	1,066,405
Pinckney Community Schools (QSBLF Insured)	5.00	5-1-2026	2,505,000	2,507,654
				3,574,059
Health revenue: 0.32%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00	12-1-2035	3,000,000	2,988,305
Water & sewer revenue: 0.37%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,421,681
				12,680,560
Minnesota: 0.11%
Housing revenue: 0.11%
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	2.84	11-1-2035	1,065,000	1,065,000
Mississippi: 0.34%
Health revenue: 0.34%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,034,358
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2038	1,000,000	1,031,932
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,029,153
				3,095,443
Missouri: 0.49%
Education revenue: 0.26%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,364,785
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.23%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00%	5-1-2052	$2,000,000	$2,101,840
				4,466,625
Nebraska: 0.13%
Health revenue: 0.13%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,168,821
Nevada: 0.70%
GO revenue: 0.70%
Clark County School District Series A	4.00	6-15-2034	6,410,000	6,433,689
New Hampshire: 0.63%
Health revenue: 0.38%
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	4.00	8-1-2043	3,730,000	3,455,585
Housing revenue: 0.25%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	2,298,992	2,291,870
New Hampshire HFA Series E AMT	4.80	7-1-2028	5,000	5,004
				2,296,874
				5,752,459
New Jersey: 2.08%
Airport revenue: 0.24%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,156,000
Housing revenue: 1.24%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	4,110,000	4,327,161
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	425,881
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	3,890,472
New Jersey TTFA Series A¤	0.00	12-15-2030	2,000,000	1,637,228
North Hudson Sewerage Authority (AGM Insured)	5.00	6-1-2038	1,000,000	1,111,207
				11,391,949
Tax revenue: 0.60%
New Jersey TTFA Series AA	5.00	6-15-2036	2,000,000	2,120,478
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,414,159
				5,534,637
				19,082,586
New Mexico: 1.51%
GO revenue: 0.13%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,201,639
Industrial development revenue: 0.25%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,268,516
See accompanying notes to portfolio of investments
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.13%
Town of Clayton (NPFGC Insured)	5.00%	11-1-2028	$9,265,000	$9,377,198
Town of Clayton (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,012,110
				10,389,308
				13,859,463
New York: 7.22%
Airport revenue: 0.90%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2029	1,160,000	1,236,411
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,057,139
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,139,135
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	3,000,000	2,811,939
				8,244,624
Education revenue: 2.12%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	2,022,778
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	5.00	9-1-2038	1,480,000	1,561,147
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	341,050
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,532,280
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,587,170
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,769,246
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,744,872
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57	2-1-2041	4,140,000	3,914,447
				19,472,990
GO revenue: 0.39%
City of New York Series A-3 (Bank of Montreal SPA)ø	3.55	9-1-2049	1,000,000	1,000,000
City of New York Series D-1	5.25	5-1-2040	1,500,000	1,624,182
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	492,821
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	462,723
				3,579,726
Industrial development revenue: 0.10%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	915,892
Miscellaneous revenue: 0.11%
Suffolk Regional Off-Track Betting Co.	5.00	12-1-2034	1,000,000	1,024,856
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 2.50%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00%	3-15-2037	$3,000,000	$3,007,832
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,050,653
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,190,926
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	1,865,695
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	3,000,000	2,814,443
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,068,251
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	4,974,262
				22,972,062
Transportation revenue: 0.84%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,216,745
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,493,801
Metropolitan Transportation Authority Series D-1	5.00	11-15-2030	2,010,000	2,024,674
				7,735,220
Utilities revenue: 0.22%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	2,017,292
Water & sewer revenue: 0.04%
Western Nassau County Water Authority Series A	5.00	4-1-2028	300,000	300,513
				66,263,175
North Carolina: 0.11%
Water & sewer revenue: 0.11%
City of Mebane Combined Utilities Revenue	4.00	8-1-2043	1,025,000	984,326
Ohio: 1.75%
Education revenue: 0.65%
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2032	315,000	338,603
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	950,957
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,079,762
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,116,994
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,295,906
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,143,631
				5,925,853
Health revenue: 0.12%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,125,238
Housing revenue: 0.30%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2025	500,000	506,771
See accompanying notes to portfolio of investments
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00%	12-1-2026	$600,000	$607,436
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,266,122
RiverSouth Authority Series A	5.75	12-1-2027	385,000	385,091
				2,765,420
Miscellaneous revenue: 0.10%
Warrensville Heights City School District Series B COP (BAM Insured)	4.00	12-1-2037	1,000,000	938,306
Tobacco revenue: 0.22%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	2,012,341
Utilities revenue: 0.36%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	717,336
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,006,655
Cleveland Department of Public Utilities Division of Public Power (AGM Insured)	5.00	11-15-2033	625,000	650,799
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	975,776
				3,350,566
				16,117,724
Oklahoma: 3.05%
Education revenue: 0.08%
Oklahoma State University Series A	4.00	9-1-2036	750,000	755,534
Housing revenue: 2.71%
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,229,550
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2026	1,000,000	1,030,082
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2027	1,000,000	1,035,676
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2028	1,285,000	1,329,567
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	730,292
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	416,176
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	259,139
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	695,999
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,680,427
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,272,692
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,006,699
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00%	9-1-2027	$1,245,000	$1,255,780
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,169,803
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	2,982,926
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	2,937,154
Oklahoma Development Finance Authority Series B	5.00	6-1-2030	500,000	536,621
Oklahoma Development Finance Authority Series B	5.00	6-1-2032	550,000	586,134
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	456,067
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	807,675
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	628,562
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	811,957
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	993,259
				24,852,237
Tax revenue: 0.26%
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2027	1,140,000	1,150,184
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,276,175
				2,426,359
				28,034,130
Oregon: 0.47%
Airport revenue: 0.14%
Port of Portland Airport Revenue Series 26-A	4.00	7-1-2037	565,000	569,884
Port of Portland Airport Revenue Series 26-B	5.00	7-1-2037	705,000	748,821
				1,318,705
Health revenue: 0.33%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,462,744
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,525,796
				2,988,540
				4,307,245
Pennsylvania: 10.05%
Airport revenue: 0.09%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2028	315,000	327,941
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	465,573
				793,514
See accompanying notes to portfolio of investments
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.72%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00%	7-1-2040	$1,490,000	$1,491,906
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	945,000	951,675
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2026	885,000	890,248
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	662,752
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2039	1,000,000	1,009,347
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00	5-1-2026	330,000	330,658
State Public School Building Authority Community College Of Philadelphia Series A	5.00	6-15-2025	1,250,000	1,254,630
				6,591,216
GO revenue: 3.36%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,141,575
City of Philadelphia Series A	4.00	5-1-2037	1,115,000	1,124,428
City of Philadelphia Series A	5.00	8-1-2033	2,020,000	2,085,075
City of Philadelphia Series B (Barclays Bank plc LOC)ø	2.82	8-1-2031	200,000	200,000
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,027,562
McKeesport Area School District Series A (AGM Insured)	4.00	10-1-2035	5,505,000	5,483,249
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,090,363
Reading School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,038,842
Reading School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,763,479
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,430,434
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2039	2,000,000	1,952,031
School District of Philadelphia Series F	5.00	9-1-2029	5,000,000	5,115,041
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,264,732
School District of Philadelphia Series F	5.00	9-1-2032	2,595,000	2,643,515
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	522,858
				30,883,184
Health revenue: 2.11%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	1,968,704
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	5.00	7-15-2025	155,000	155,842
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2026	560,000	560,268
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2027	480,000	480,221
Cumberland County Municipal Authority Penn State Health Obligated Group	4.00	11-1-2044	1,190,000	1,071,118
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2039	3,000,000	2,905,811
Geisinger Authority Kaiser Obligated Group Series A-2	4.00	2-15-2039	1,000,000	958,582
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2036	2,505,000	2,652,114
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	969,800
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Pennsylvania EDFA UPMC Obligated Group Series A	4.00%	11-15-2037	$2,540,000	$2,457,160
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2031	1,000,000	1,078,066
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2034	1,650,000	1,757,264
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2035	1,450,000	1,540,655
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.82	1-1-2038	800,000	800,000
				19,355,605
Housing revenue: 1.48%
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,489,561
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,732,669
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,845,559
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,985,000	2,076,452
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	340,592
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	646,001
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	360,621
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,787,723
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	801,244
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	500,769
				13,581,191
Miscellaneous revenue: 0.78%
Commonwealth of Pennsylvania Series A COP	5.00	7-1-2029	480,000	503,082
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,112,280
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,602,885
				7,218,247
Tax revenue: 0.25%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	744,287
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2034	750,000	794,893
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	792,853
				2,332,033
Tobacco revenue: 0.51%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	5,000,000	4,687,590
Transportation revenue: 0.58%
Pennsylvania Turnpike Commission Series A	4.00	12-1-2044	850,000	803,433
Pennsylvania Turnpike Commission Series E CAB (AGM Insured)	6.00	12-1-2030	4,220,000	4,497,273
				5,300,706
See accompanying notes to portfolio of investments
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.17%
Capital Region Water Revenue	5.00%	7-15-2030	$1,500,000	$1,583,460
				92,326,746
South Carolina: 2.35%
Education revenue: 0.52%
South Carolina Jobs-EDA Furman University	5.00	10-1-2028	700,000	706,675
South Carolina Jobs-EDA Furman University	5.00	10-1-2030	1,885,000	1,902,505
South Carolina Jobs-EDA Furman University	5.00	10-1-2031	2,155,000	2,174,799
				4,783,979
Health revenue: 0.14%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	1,135,000	1,241,812
Utilities revenue: 1.69%
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2045	4,500,000	4,725,171
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2036	6,385,000	7,047,672
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2037	3,445,000	3,787,629
				15,560,472
				21,586,263
Tennessee: 1.52%
Airport revenue: 0.29%
Metropolitan Nashville Airport Authority Series A	5.25	7-1-2047	2,500,000	2,640,122
Health revenue: 0.10%
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series B (AGM Insured) (Truist Bank SPA)ø	3.60	6-1-2042	970,000	970,000
Housing revenue: 0.11%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,005,231
Utilities revenue: 1.02%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,154,196
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,606,959
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,612,495
				9,373,650
				13,989,003
Texas: 7.27%
Airport revenue: 1.72%
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,084,079
Dallas Fort Worth International Airport	4.00	11-1-2045	3,245,000	3,049,463
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,544,777
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	8,630,000	8,098,887
				15,777,206
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.19%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25%	6-15-2039	$1,075,000	$1,013,299
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.50	6-15-2044	830,000	768,907
				1,782,206
GO revenue: 2.10%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,284,330
City of Eagle Pass (AGM Insured)	4.00	3-1-2037	695,000	700,215
City of Irving	4.00	9-15-2044	2,010,000	1,882,464
City of San Antonio	5.00	8-1-2036	3,990,000	4,144,867
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,026,146
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,145,951
Crane County Water District	5.00	2-15-2026	1,000,000	1,001,704
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,273,346
San Antonio Independent School District	5.00	8-15-2037	2,000,000	2,010,014
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	710,303
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,122,512
				19,301,852
Health revenue: 0.77%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00	6-1-2041	3,000,000	3,067,551
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,377,058
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.60	10-1-2041	1,600,000	1,600,000
				7,044,609
Housing revenue: 0.06%
Austin Community College District Public Facility Corp. Series C	5.00	8-1-2030	500,000	521,512
Miscellaneous revenue: 0.11%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,005,281
Resource recovery revenue: 0.33%
Port of Port Arthur Navigation District Motiva Enterprises LLCø	3.75	4-1-2040	3,000,000	3,000,000
Tax revenue: 0.17%
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,547,650
Transportation revenue: 0.85%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,562,586
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2035	3,000,000	3,126,750
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,133,560
				7,822,896
See accompanying notes to portfolio of investments
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.68%
City of Brownsville Utilities System Revenue	5.00%	9-1-2026	$2,190,000	$2,208,467
City of Brownsville Utilities System Revenue	5.00	9-1-2029	1,500,000	1,509,511
City of Brownsville Utilities System Revenue	5.00	9-1-2030	2,500,000	2,515,142
				6,233,120
Water & sewer revenue: 0.29%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,216,798
San Antonio Water System Series A (Truist Bank SPA)ø	3.60	5-1-2054	1,500,000	1,500,000
				2,716,798
				66,753,130
Utah: 0.74%
Education revenue: 0.06%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50	6-15-2027	555,000	549,531
Health revenue: 0.30%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,000,000	926,669
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,815,598
				2,742,267
Housing revenue: 0.38%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.05	1-1-2039	1,270,000	1,244,308
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,599,381
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	662,830
				3,506,519
				6,798,317
Virginia: 0.27%
Housing revenue: 0.21%
Virginia College Building Authority Series A	4.00	2-1-2043	1,965,000	1,900,959
Tax revenue: 0.06%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	386,000	127,380
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	420,420
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				552,230
				2,453,189
Washington: 4.42%
GO revenue: 2.12%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	798,779
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,643,896
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,831,492
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	2,975,195
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,203,742
				19,453,104
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.28%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00%	1-1-2028	$1,350,000	$1,355,960
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,227,337
				2,583,297
Housing revenue: 1.54%
King County Housing Authority	4.00	6-1-2026	560,000	565,024
King County Housing Authority	4.00	12-1-2026	430,000	435,403
King County Housing Authority	4.00	6-1-2027	590,000	595,969
King County Housing Authority	4.00	12-1-2027	400,000	405,196
King County Housing Authority	4.00	6-1-2028	360,000	364,825
King County Housing Authority	4.00	12-1-2028	375,000	380,250
King County Housing Authority	4.00	12-1-2029	960,000	969,301
King County Housing Authority	4.00	12-1-2030	575,000	583,826
King County Housing Authority	4.00	12-1-2031	450,000	449,857
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,046,011
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,617,222
Snohomish County Housing Authority	5.00	4-1-2034	655,000	687,277
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,023,175
				14,123,336
Miscellaneous revenue: 0.18%
State of Washington Series B COP	5.00	7-1-2037	1,585,000	1,663,297
Resource recovery revenue: 0.30%
City of Seattle Solid Waste Revenue	4.00	6-1-2033	1,175,000	1,178,751
City of Tacoma Solid Waste Utility Revenue Series B	5.00	12-1-2029	1,525,000	1,560,149
				2,738,900
				40,561,934
West Virginia: 0.68%
Health revenue: 0.15%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	385,322
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	1,004,783
				1,390,105
Miscellaneous revenue: 0.53%
West Virginia EDA Lottery Excess Lottery Revenue Series A	5.00	7-1-2038	2,980,000	3,079,941
West Virginia Lottery Excess Lottery Revenue Series A	5.00	7-1-2029	1,755,000	1,764,091
				4,844,032
				6,234,137
See accompanying notes to portfolio of investments
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Wisconsin: 4.53%
Education revenue: 0.08%
PFA Mater Academy of Nevada Series A144A		5.00%	12-15-2039	$700,000	$705,887
GO revenue: 0.68%
City of Milwaukee Series B4 (AGM Insured)		5.00	4-1-2038	1,495,000	1,590,458
City of Milwaukee Series N3 (AGM Insured)		5.00	4-1-2033	4,190,000	4,633,750
					6,224,208
Health revenue: 2.33%
Wisconsin HEFA Ascension Health Credit Group Series A##		4.00	11-15-2039	14,975,000	14,146,504
Wisconsin HEFA Ascension Health Credit Group Series A		4.50	11-15-2039	1,225,000	1,185,288
Wisconsin HEFA Ascension Health Credit Group Series A		5.00	11-15-2035	5,000,000	5,061,322
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A		5.00	12-1-2039	1,000,000	1,058,132
					21,451,246
Housing revenue: 1.24%
Milwaukee RDA Board of School Directors		5.00	11-15-2029	420,000	433,735
Milwaukee RDA Board of School Directors		5.00	11-15-2030	635,000	655,256
PFA City of Boynton Beach		4.00	7-1-2030	2,090,000	2,151,857
PFA City of Boynton Beach		5.00	7-1-2035	3,590,000	3,745,177
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2034	1,000,000	1,105,415
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2035	1,000,000	1,099,992
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,094,695
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,088,690
					11,374,817
Miscellaneous revenue: 0.20%
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2034	1,250,000	822,351
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2035	1,600,000	999,982
					1,822,333
					41,578,491
Total municipal obligations (Cost $928,076,821)					906,573,083
Total investments in securities (Cost $928,076,821)	98.74%				906,573,083
Other assets and liabilities, net	1.26				11,536,468
Total net assets	100.00%				$918,109,551

See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—March 31, 2025 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
26 | Allspring Intermediate Tax/AMT-Free Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$906,573,083	$0	$906,573,083
Total assets	$0	$906,573,083	$0	$906,573,083
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Intermediate Tax/AMT-Free Fund | 27